Statements of Cash Flows - Schedule of Significant Non-cash Transactions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cash Flow Statement [Abstract]
Reclassification of prepayment to intangible assets	₩ 130	₩ 212	₩ 102
Increase of accounts payable relating to the acquisition of software	2,046	292	2,033
Increase of accounts payable relating to the acquisition of other intangible assets	725	2,557	1,147
Increase of accounts payable relating to the acquisition of other non-current assets	4,450	0	0
Reclassification of other non-current financial asset to other non- current assets	0	0	1,030
Acquisitions of right-of-use assets	₩ 5,837	₩ 4,912	₩ 4,704